Convenience Translation Into U.S. Dollars	9 Months Ended
Sep. 30, 2020
Deferred Tax Asset Operating Loss Carryforwards [Abstract]
CONVENIENCE TRANSLATION INTO U.S. DOLLARS

NOTE 2:- CONVENIENCE TRANSLATION INTO U.S. DOLLARS

The financial statements as of September 30, 2020 and for the nine months then ended have been translated into dollars using the representative exchange rate as of that date ($ 1 =  NIS 3.441). The translation was made solely for the convenience of the reader. The amounts presented in these financial statements should not be construed to represent amounts receivable or payable in dollars or convertible into dollars, unless otherwise indicated in these statements.